CERTIFICATE
                                  PAUZE FUNDS

     The undersigned, Secretary of Pauze Funds (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 13, the most recent amendment; and

     2.   The  text  of   Post-Effective   Amendment   No.  13  has  been  filed
          electronically.

Date: September 1, 1998                      Pauze Funds

                                             By: /s/ Terence P. Smith
                                                --------------------------------
                                                Terence P. Smith